Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000248559 | 0454492 | Imperial Brands plc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000248559 | 5842359 | Deutsche Telekom A.G.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248559 | 2854238 | Stantec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248559 | B4TP9G2 | Dollarama, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248559 | 2521800 | Loblaw Companies Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248559 | BP9DL90 | Industria de Diseno Textil S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248559 | 6702623 | JB Hi-Fi Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000248559 | 6775432 | Sankyo Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000248559 | B15C4L6 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000248559 | B1YW440 | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000248559 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248559 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000248559 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000248559 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000248559 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000248559 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000248559 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000248559 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000248559 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000247101 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247101 | 172908105 | Cintas Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247101 | 101137107 | Boston Scientific Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247101 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247101 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247101 | 893641100 | TransDigm Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247101 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247101 | 384802104 | WW Grainger, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247101 | 624756102 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000247101 | 620076307 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000247101 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000247101 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000247101 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000247101 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000247101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000247101 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247101 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%